Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments in associates	¥ 2,608	¥ 1,572
Investments in joint ventures	83	87
Investments accounted for using equity method	¥ 2,691	¥ 1,659	¥ 1,859	¥ 4,669